Commitments and Contingencies (Details)		1 Months Ended
	Mar. 05, 2024 CNY (¥)	Jul. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 25, 2023 CNY (¥)
Commitments and Contingencies [Line Items]
Contract of return payment	¥ 2,973,600	$ 300,000
Interests accrued				¥ 47,000,000
Demanding return of indemnity	¥ 2,973,600
Frozen amount			¥ 418,201
Contingencies [Member]
Commitments and Contingencies [Line Items]
Frozen amount			¥ 418,597